Operating Segments (Schedule of Segment Reporting Information, by Segment) (Detail) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Segment Reporting Information [Line Items]
Operating revenue		$ 3,361	$ 3,451	$ 3,088	$ 3,466	$ 3,210	$ 3,179	$ 2,813	$ 3,384	$ 13,366	[1]	$ 12,586	[1]	$ 11,737	[1]
Depreciation and amortization										2,000		1,905		1,559
Impairment of assets and related charges										403		15		4
Gains on sales of assets										(380)		(147)		(40)
Equity in earnings of equity method investees										197		(18)		111
Interest income										84		82		66
Interest and related charges										1,493		1,205		1,010
Income tax expense (benefit)										580		(30)		655
Net income (loss)		641	854	449	503	1,312	665	390	632	2,447		2,999		2,123
Investment in equity method investees		1,278				1,544				1,278		1,544
Capital expenditures										4,405		5,909		6,125
Capital expenditures										4,254		5,504		6,085
Total assets		77,914				76,585				77,914		76,585
Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Operating revenue		566	533	508	389	405	351	363	404	1,996	[2]	1,523	[2]	1,374	[2]
Depreciation and amortization										333		242		191
Impairment of assets and related charges		219								163		15
Gains on sales of assets										(117)		(70)		(44)
Equity in earnings of equity method investees										54		47		44
Interest income										26		4		3
Interest and related charges	[2]									174		60		65
Income tax expense (benefit)										124		(65)		197
Net income from discontinued operations	[3]									24		163		152
Net income (loss)		27	191	83	180	387	119	78	119	481		703		477
Investment in equity method investees		339				349				339		349
Capital expenditures										1,109		1,815		2,188
Total assets		26,751				22,491				26,751		22,491
Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating revenue		1,810	2,232	1,829	1,748	1,824	2,154	1,747	1,831	7,619	[4]	7,556	[4]	7,588	[4]
Depreciation and amortization										1,132		1,141		1,025
Interest income										10		19
Interest and related charges										511		494		461
Income tax expense (benefit)										300		774		727
Net income (loss)		239	$ 520	$ 339	$ 184	407	$ 459	$ 318	$ 356	1,282		1,540		1,218
Capital expenditures										2,542		2,729		2,649
Capital expenditures										2,228		2,496		2,489
Total assets		36,880				35,139				36,880		35,139
Gas Infrastructure
Segment Reporting Information [Line Items]
Operating revenue										4,221		2,832		2,069
Gas Infrastructure | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Operating revenue										1,996		1,523		1,374
Depreciation and amortization										333		242		191
Impairment of assets and related charges										5		15
Gains on sales of assets										(117)		(70)		(44)
Equity in earnings of equity method investees										54		47		44
Interest income										26		4		3
Interest and related charges										173		60		65
Income tax expense (benefit)										226		189		219
Net income (loss)										571		314		322
Investment in equity method investees		339				349				339		349
Capital expenditures										751		1,459		1,830
Total assets		19,900				15,800				19,900		15,800
Corporate and Other
Segment Reporting Information [Line Items]
Operating revenue										(208)		16		(7)
Corporate and Other | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Impairment of assets and related charges										158
Interest and related charges										1
Income tax expense (benefit)										(102)		(254)		(22)
Net income from discontinued operations										24		163		152
Net income (loss)										(90)		389		155
Capital expenditures										358		356		358
Total assets		6,900				6,700				6,900		6,700
Power Delivery
Segment Reporting Information [Line Items]
Operating revenue										2,206		2,206		2,210
Power Generation
Segment Reporting Information [Line Items]
Operating revenue										7,104		6,676		6,747
Adjustments & Eliminations
Segment Reporting Information [Line Items]
Operating revenue										43		856		718
Interest income										(196)		(155)		(78)
Interest and related charges										(196)		(155)		(78)
Total assets		(10,800)				(9,100)				(10,800)		(9,100)
Adjustments & Eliminations | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Interest income										(4)		(3)
Interest and related charges										(4)		(3)		(2)
Total assets		(100)				(100)				(100)		(100)
Intersegment revenue
Segment Reporting Information [Line Items]
Operating revenue										(735)		(1,476)		(1,339)
Intersegment revenue | Gas Infrastructure
Segment Reporting Information [Line Items]
Operating revenue										27		834		697
Intersegment revenue | Corporate and Other
Segment Reporting Information [Line Items]
Operating revenue										674		610		609
Intersegment revenue | Power Delivery
Segment Reporting Information [Line Items]
Operating revenue										23		22		23
Intersegment revenue | Power Generation
Segment Reporting Information [Line Items]
Operating revenue										11		10		10
Eliminations
Segment Reporting Information [Line Items]
Operating revenue										(692)		(620)		(621)
Operating Segments
Segment Reporting Information [Line Items]
Operating revenue										13,366		12,586		11,737
Operating Segments | Gas Infrastructure
Segment Reporting Information [Line Items]
Operating revenue										4,248		3,666		2,766
Depreciation and amortization										615		522		330
Impairment of assets and related charges										8
Gains on sales of assets										(186)		(147)		(44)
Equity in earnings of equity method investees										178		159		105
Interest income										64		45		34
Interest and related charges										268		109		38
Income tax expense (benefit)										330		487		431
Net income (loss)										1,214		898		726
Investment in equity method investees		1,159				1,422				1,159		1,422
Capital expenditures										1,415		2,149		2,322
Total assets		31,500				28,000				31,500		28,000
Operating Segments | Corporate and Other
Segment Reporting Information [Line Items]
Operating revenue										466		626		602
Depreciation and amortization										14		43		30
Impairment of assets and related charges										394		15		4
Gains on sales of assets										(200)
Equity in earnings of equity method investees										1		4		22
Interest income										126		96		36
Interest and related charges										782		644		516
Income tax expense (benefit)										(204)		(1,224)		(363)
Net income (loss)										(608)		389		(484)
Investment in equity method investees		37				41				37		41
Capital expenditures										105		52		43
Total assets		11,200				12,000				11,200		12,000
Operating Segments | Corporate and Other | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating revenue										(215)				(19)
Depreciation and amortization										(25)
Interest income										5		3
Income tax expense (benefit)										(78)		(94)		(104)
Net income (loss)										(312)		74		(173)
Operating Segments | Power Delivery
Segment Reporting Information [Line Items]
Operating revenue										2,229		2,228		2,233
Depreciation and amortization										625		593		537
Interest income												4
Interest and related charges										265		265		244
Income tax expense (benefit)										160		334		308
Net income (loss)										587		531		484
Capital expenditures										1,564		1,433		1,320
Total assets		17,800				16,700				17,800		16,700
Operating Segments | Power Delivery | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating revenue										2,204		2,212		2,217
Depreciation and amortization										624		594		537
Interest income												4
Interest and related charges										265		265		244
Income tax expense (benefit)										158		334		307
Net income (loss)										586		527		482
Capital expenditures										1,539		1,439		1,313
Total assets		17,600				16,600				17,600		16,600
Operating Segments | Power Generation
Segment Reporting Information [Line Items]
Operating revenue										7,115		6,686		6,757
Depreciation and amortization										746		747		662
Impairment of assets and related charges										1
Gains on sales of assets										6				4
Equity in earnings of equity method investees										18		(181)		(16)
Interest income										90		92		74
Interest and related charges										374		342		290
Income tax expense (benefit)										294		373		279
Net income (loss)										1,254		1,181		1,397
Investment in equity method investees		82				81				82		81
Capital expenditures										1,321		2,275		2,440
Total assets		28,200				29,000				28,200		29,000
Operating Segments | Power Generation | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating revenue										5,630		5,344		5,390
Depreciation and amortization										533		547		488
Interest income										9		15
Interest and related charges										250		232		219
Income tax expense (benefit)										220		534		524
Net income (loss)										1,008		939		909
Capital expenditures										1,003		1,290		$ 1,336
Total assets		$ 19,400				$ 18,600				$ 19,400		$ 18,600

[1]	See Note 9 for amounts attributable to related parties.
[2]	See Note 24 for amounts attributable to related parties.
[3]	Includes income tax expense of less than $1 million, $91 million and $80 million in 2018, 2017 and 2016, respectively.
[4]	See Note 24 for amounts attributable to affiliates.